Jun. 01, 2021
SIT MUTUAL FUNDS II INC | Sit Minnesota Tax-Free Income Fund
SUMMARY INFORMATION SIT MINNESOTA TAX‑FREE INCOME FUND
INVESTMENT OBJECTIVE
The Fund seeks high current income that is exempt from federal regular income tax and Minnesota regular personal income tax consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.04% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax‑exempt municipal securities. The Fund may invest up to 20% of its assets in securities that generate interest income subject to both Minnesota and federal alternative minimum tax (“AMT”). Investors subject to AMT treat the Fund’s income subject to AMT as an item of tax preference in computing their alternative minimum taxable income. The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The Fund invests in both general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality, and in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source. The Fund invests a significant portion of its assets in housing-related securities, such as obligations of municipal housing authorities, which include single family and multi-family mortgage revenue bonds; revenue bonds of health care-related facilities; and revenue bonds of educational institutions, which include higher education institutions, public, private, and charter schools, and student loan-backed bonds. The Fund primarily invests in securities rated investment-grade at the time of purchase or, if unrated, determined to be of comparable quality by the Adviser. Investment-grade securities are rated within the four highest grades by the major rating agencies. However, the Fund may invest up to 30% of its assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) or determined to be of comparable quality by the Adviser, but the Fund may not invest in securities rated lower than B3 by Moody’s Investors Service, or B‑ by Standard and Poor’s or Fitch Ratings or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly. In selecting securities for the Fund, the Adviser seeks securities providing high current tax‑exempt income. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a security’s structure, credit quality, yield, maturity, and liquidity. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 3 to 8 years. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. The Adviser may hedge the Fund’s duration by investing in interest rate futures and options, but not in excess of 5% of the Fund’s net assets. The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 10 and 20 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Adviser believes that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.
PRINCIPAL INVESTMENT RISKS
As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows: › Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. The Fund’s exposure to risks associated with rising interest rates may be increased due to the current period of historically low interest rates in the U.S. and the effect of potential fiscal policy initiatives and resulting market reaction to those initiatives. › Income Risk: The income you earn from the Fund may decline due to declining interest rates. › Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. › Credit Risk: The issuers or guarantors of securities owned by the Fund may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease. › High-Yield Risk: The Fund may invest up to 30% of its assets in municipal securities rated below investment-grade, or if non‑rated, determined to be of comparable quality by the Adviser. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. › Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the markets(s) generally. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein. The public health crisis caused by the novel coronavirus disease known as COVID‑19 has severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The COVID‑19 outbreak has resulted in numerous disruptions, including travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests. The extent and duration of the COVID‑19 outbreak and its effects cannot be determined with certainty. Similar consequences could arise as a result of the spread of other infectious diseases. › Liquidity Risk: The reduction in market making capacity and other market events has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance. › Revenue Bond Risk: The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds. › Minnesota State Specific Risk: The Fund substantially invests in municipal securities issued by the state of Minnesota and its political subdivisions. The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. The State has had substantial budget deficits in prior bienniums, and currently the State has a projected budget deficit. › Political, Economic and Tax Risk: Because the Fund substantially invests in municipal securities issued by Minnesota and its political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in Minnesota. Since the Fund primarily invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws. › Sector Concentration Risk: Because the Fund may invest a significant portion of its assets in health care facility bonds, housing authority bonds, and education bonds, the Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors. › Nondiversification Risk: The Fund is nondiversified, as is typical of single-state funds. This means that the Fund may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund. › Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities. › Derivatives Risk: The Fund may incur losses from its investments in options, futures, and options on futures. Investments in such derivative instruments may result in losses exceeding the amounts invested. The Fund may use derivatives for hedging purposes. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives can be illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. › Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operating expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective. › Management Risk: A strategy used by the investment management team may not produce the intended results. › Temporary Investment Risk: A Fund may hold cash and/or invest all or a portion of its assets in short-term obligations in response to adverse market, economic or other conditions when the investment management team believes that it is in the best interest of the Fund to pursue such a defensive strategy. A Fund may not achieve its investment objective when it holds cash or invests its assets in short-term obligations. › Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
HISTORICAL PERFORMANCE
The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Annual Total Returns for calendar years ended December 31 (Class S)
The Fund’s year‑to‑date return as of 3/31/21 (not annualized) was 0.00%. Best Quarter: 4.33% (1Q14); Worst Quarter: ‑3.72% (4Q16).
Average Annual Total Returns for periods ended December 31, 2020 (Class S)